Earnings Per Common Share (Calculations) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Income (Loss) from Continuing Operations, Per Basic Share	$ 1.24	$ 1.88	$ 1.94	$ (0.33)		$ 1.16	$ 1.57	$ 1.68	$ 1.04	$ 4.73		$ 5.45	$ 4.00
Income (Loss) from Continuing Operations Attributable to Parent	$ 191	$ 288	$ 297	$ (50)		$ 178	$ 247	$ 266	$ 167	$ 726		$ 858	$ 658
Earnings per common share (attributable to PPG)
Net income (attributable to PPG)	227	339	362	13	[1]	216	311	340	228	941	[1]	1,095	769
Weighted average common shares outstanding										153.4		157.3	164.5
Earnings per common share (attributable to PPG):
Net Income (attributable to PPG) (in dollars per share)	$ 1.47	$ 2.21	$ 2.37	$ 0.08		$ 1.41	$ 1.98	$ 2.15	$ 1.42	$ 6.13		$ 6.96	$ 4.67
Earnings per common share - assuming dilution (attributable to PPG)
Net income (attributable to PPG)	227	339	362	13	[1]	216	311	340	228	941	[1]	1,095	769
Weighted average common shares outstanding										153.4		157.3	164.5
Effect of dilutive securities:
Stock options										0.8		1.1	0.8
Other stock compensation plans										0.9		0.9	0.6
Potentially dilutive common shares										1.7		2.0	1.4
Adjusted weighted average common shares outstanding										155.1		159.3	165.9
Income (Loss) from Continuing Operations, Per Diluted Share	$ 1.23	$ 1.86	$ 1.92	$ (0.32)		$ 1.15	$ 1.56	$ 1.66	$ 1.03	$ 4.69		$ 5.40	$ 3.96
Income (Loss) from Discontinued Operations, Net of Tax, Per Diluted Share	$ 0.23	$ 0.32	$ 0.42	$ 0.40		$ 0.24	$ 0.40	$ 0.46	$ 0.37	$ 1.37		$ 1.47	$ 0.67
Earnings per common share - assuming dilution (attributable to PPG)
Net Income (attributable to PPG) (in dollars per share)	$ 1.46	$ 2.18	$ 2.34	$ 0.08		$ 1.39	$ 1.96	$ 2.12	$ 1.40	$ 6.06		$ 6.87	$ 4.63
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	$ 36	$ 51	$ 65	$ 63		$ 38	$ 64	$ 74	$ 61	$ 215		$ 237	$ 111
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic Share	$ 0.23	$ 0.33	$ 0.43	$ 0.41		$ 0.25	$ 0.41	$ 0.47	$ 0.38	$ 1.40		$ 1.51	$ 0.67

[1]	First quarter 2012 includes charge of $163 million or $1.06 per diluted share related to restructuring (See Note 7, "Business Restructuring") and charge of $99 million or $0.64 per diluted share related to environmental remediation (See Note 15, "Commitments and Contingent Liabilities").